Note 5 - Financial Instruments - Currency Risk (Details) - Currency risk [member] - CAD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Balance, end of period	$ 617	$ 699
Cash and cash equivalents [member]
Statement Line Items [Line Items]
Financial assets	154	83
Invesmtents [member]
Statement Line Items [Line Items]
Financial assets	710	1,000
Accounts payable and accrued liabilities [member]
Statement Line Items [Line Items]
Accounts payable and accrued liabilities	$ (247)	$ (384)